Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 77,162	$ 57,081
Accounts receivable, net of allowance for doubtful accounts of $9,281 and $8,653 in 2011 and 2010, respectively	79,639	63,511
Net investment in direct financing and sales-type leases	23,094	19,117
Trading containers	2,956	404
Containers held for sale	2,030	2,883
Prepaid expenses	11,448	8,603
Deferred taxes	1,896	1,895
Due from affiliates, net	5
Total current assets	198,230	153,494
Restricted cash	35,941	15,034
Containers, net of accumulated depreciation of $354,961 and $ 361,791 at 2011 and 2010, respectively	1,833,678	1,437,259
Net investment in direct financing and sales-type leases	74,886	72,224
Fixed assets, net of accumulated depreciation of $9,186 and $ 8,820 at 2011 and 2010, respectively	1,885	1,804
Intangible assets, net of accumulated amortization of $30,679 and $ 27,441 at 2011 and 2010, respectively	49,438	60,122
Interest rate swaps	344	1,320
Other assets	8,620	5,950
Total assets	2,203,022	1,747,207
Current liabilities:
Accounts payable	5,558	6,296
Accrued expenses	9,568	11,988
Container contracts payable	154,237	98,731
Deferred revenue	8,408	6,855
Due to owners, net	13,975	17,545
Bonds payable	91,500	51,500
Total current liabilities	283,246	192,915
Revolving credit facility	201,000	104,000
Secured debt facility	540,372	558,127
Bonds payable	509,904	175,570
Deferred revenue	1,598	2,994
Interest rate swaps	14,847	13,581
Income tax payable	23,441	20,821
Deferred taxes	8,089	8,632
Total liabilities	1,582,497	1,076,640
Textainer Group Holdings Limited shareholders' equity:
Common shares, $0.01 par value. Authorized 140,000,000 shares; issued and outstanding 48,921,943 and 48,318,058 at 2011 and 2010, respectively	489	483
Additional paid-in capital	158,504	181,602
Accumulated other comprehensive income (loss)	69	(52)
Retained earnings	461,463	401,849
Total Textainer Group Holdings Limited shareholders' equity	620,525	583,882
Noncontrolling interest		86,685
Total equity	620,525	670,567
Total liabilities and equity	$ 2,203,022	$ 1,747,207